16. PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	R$ 7,905,591
Right-of-use assets	2,908,501	R$ 7,905,591
Gross carrying amount [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	8,835,501
Initial adoption of IFRS 16		8,167,932
Contractual changes	809,262	520,809
Additions	1,515,130	283,494
Write-offs	(1,251,088)	(136,734)
Transfer to held-for-sale assets	(6,321,774)
Right-of-use assets	3,587,031	8,835,501
Accumulated depreciation and amortisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	(929,910)
Write-offs	215,188	22,315
Transfer to held-for-sale assets	1,097,308
Depreciation expenses	(1,061,116)	(952,225)
Right-of-use assets	(678,530)	(929,910)
Towers [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	7,159,657
Right-of-use assets	2,249,160	7,159,657
Towers [member] | Gross carrying amount [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	7,883,920
Initial adoption of IFRS 16		7,353,507
Contractual changes	747,366	500,690
Additions	909,795	65,559
Write-offs	(807,203)	(35,836)
Transfer to held-for-sale assets	(6,156,519)
Right-of-use assets	2,577,359	7,883,920
Towers [member] | Accumulated depreciation and amortisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	(724,263)
Write-offs	103,120	13,176
Transfer to held-for-sale assets	1,074,383
Depreciation expenses	(781,439)	(737,439)
Right-of-use assets	(328,199)	(724,263)
Physical space [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	386,125
Right-of-use assets	349,973	386,125
Physical space [member] | Gross carrying amount [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	475,054
Initial adoption of IFRS 16		521,523
Contractual changes	7,717	6,614
Additions	490,945	29,008
Write-offs	(335,869)	(82,091)
Transfer to held-for-sale assets	(165,203)
Right-of-use assets	472,644	475,054
Physical space [member] | Accumulated depreciation and amortisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	(88,929)
Write-offs	63,285	3,967
Transfer to held-for-sale assets	22,886
Depreciation expenses	(119,913)	(92,896)
Right-of-use assets	(122,671)	(88,929)
Stores [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	99,138
Right-of-use assets	86,832	99,138
Stores [member] | Gross carrying amount [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	129,014
Initial adoption of IFRS 16		117,480
Contractual changes	19,058	6,680
Additions	3,047	13,555
Write-offs	(2,523)	(8,701)
Right-of-use assets	148,596	129,014
Stores [member] | Accumulated depreciation and amortisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	(29,876)
Write-offs	684	1,580
Depreciation expenses	(32,572)	(31,456)
Right-of-use assets	(61,764)	(29,876)
Vehicles [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	191,507
Right-of-use assets	140,242	191,507
Vehicles [member] | Gross carrying amount [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	259,266
Initial adoption of IFRS 16		93,615
Contractual changes	22,267
Additions	77,281	174,455
Write-offs	(92,372)	(8,804)
Right-of-use assets	266,442	259,266
Vehicles [member] | Accumulated depreciation and amortisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	(67,759)
Write-offs	45,556	3,028
Depreciation expenses	(103,997)	(70,787)
Right-of-use assets	(126,200)	(67,759)
Properties [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	69,164
Right-of-use assets	58,249	69,164
Properties [member] | Gross carrying amount [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	88,247
Initial adoption of IFRS 16		81,807
Contractual changes	12,849	6,825
Additions	9,123	917
Write-offs	(13,121)	(1,302)
Transfer to held-for-sale assets	(52)
Right-of-use assets	97,046	88,247
Properties [member] | Accumulated depreciation and amortisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets	(19,083)
Write-offs	2,543	564
Transfer to held-for-sale assets	39
Depreciation expenses	(22,296)	(19,647)
Right-of-use assets	(38,797)	(19,083)
Power distributed [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets
Right-of-use assets	24,045
Power distributed [member] | Gross carrying amount [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Right-of-use assets
Initial adoption of IFRS 16
Contractual changes	5
Additions	24,939
Right-of-use assets	24,944
Power distributed [member] | Accumulated depreciation and amortisation [member]
PropertyPlantAndEquipmentsLineItems [Line Items]
Depreciation expenses	(899)
Right-of-use assets	R$ (899)